IMPAIRMENT REVERSALS (Tables)	12 Months Ended
Dec. 31, 2017
Impairment Of Assets [Abstract]
Impairment (reversals) charges

For the years ended December 31	2017	2016
Impairment reversals of long-lived assets[1]	($224)	($250)
Impairment of intangibles[1]	12	—
Total	($212)	($250)

[1]	Refer to note 21 for further details.
The other key assumptions used in our impairment testing, based on the CGUs tested in each year, are summarized in the table below:

	2017	2016
Copper price per lb (long-term)	$2.75	$2.75
WACC - gold (range)	3%-11%	3%-6%
WACC - gold (avg)	6%	4%
WACC - copper	9%	9%
NAV multiple - gold (avg)	1.2	1.2
LOM years - gold (avg)	17	15
Value per ounce of gold	$30 - $55	n/a
Value per ounce of silver	$0.41 - $0.76	n/a
The carrying value of the CGUs that are most sensitive to changes in the key assumptions used in the FVLCD calculation are:

As at December 31, 2017	Carrying Value
Pueblo Viejo[1]	$3,077
Veladero[2]	1,016
Lumwana[3]	849
Norte Abierto[2,4]	817
Bulyanhulu[3]	600
Lagunas Norte[5]	458
Buzwagi	194
Pascua-Lama[3,6,7]	$38

[1]
This CGU had an impairment loss in 2015. As there have been no indicators of impairment or impairment reversal in 2017, the carrying value would remain sensitive to the key assumptions in the FVLCD model from 2015.

[2]
As a result of partial divestments that occurred in 2017 (refer to notes 4a and 4b) these CGUs were remeasured to fair value and are sensitive to changes in the key assumptions used in the purchase price allocations.

[3]
As a result of the impairment/reversal recorded in 2017 these CGUs were remeasured to fair value and are sensitive to changes, both positive and negative, in the key assumptions used to calculate the FVLCD.

[4]	Norte Abierto is the new name of our joint venture with Goldcorp, comprised of the Cerro Casale and Caspiche deposits.

[5]	As a result of the reversal recorded in 2016 this CGU was remeasured to fair value and is sensitive to changes, both positive and negative, in the key assumptions used to calculate the FVLCD.

[6]	The carrying value of Pascua-Lama includes the deferred revenue liability relating to the Wheaton Precious Metals stream ($812 million).

[7]	This CGU is most sensitive to changes in the value per ounce of comparable market entities.
Other results of the sensitivity analysis are as follows:

	(Impairment)/reversal based on
Operating Segment	Gold price	Gold price
	+$100	-$100
Pueblo Viejo	$546	($651)
Lagunas Norte	-	(311)
Veladero	-	(188)
For the year ended December 31, 2017, we recorded net impairment reversals of $212 million (2016: $250 million) for non-current assets, as summarized in the following table:

For the years ended December 31	2017	2016
Cerro Casale	($1,120)	$—
Lumwana	(259)	—
Bulyanhulu	740	—
Veladero	—	(275)
Lagunas Norte	3	(28)
Pascua-Lama	407	—
Zaldívar	—	49
Exploration sites	12	—
Other	5	4
Total impairment (reversals) of long-lived assets	($212)	($250)